EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Basic:
Net income available to stockholders	$ 101,053	$ 63,092	$ 122,815
Diluted:
Interest paid on 3.75% convertible bonds	11,203	11,203	22,431
Net income available to stockholders, diluted	$ 112,256	$ 74,295	$ 145,246
Basic earnings per share:
Weighted average number of common shares outstanding	93,432	93,277	93,331
Diluted earnings per share:
Effect of dilutive share options	18	58	84
Effect of dilutive convertible debt	25,535	23,333	23,332
Weighted average number of diluted common shares outstanding	118,985	116,668	116,747